Basis of Presentation and Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 segment	Dec. 31, 2013 segment	Dec. 31, 2012 segment
Lease-up period	4 months
Inflation rate (as a percent)	3.00%
Contingent rent recognized	$ 11,347	$ 7,261	$ 8,349
Investments in Receivables, Net
Allowance for investments in receivables	4,465	25,304
Rents Receivable, net
Allowance for doubtful accounts	$ 0	$ 1,066
Segment Information
Number of Reportable Segments	3	2	2
Minimum
Discount rate used to estimate fair values	8.75%
Lease execution period	1 month
Lease term	2 years
Cancellation period	30 days
Term of real estate rights	19 years
Maximum
Discount rate used to estimate fair values	9.50%
Lease execution period	6 months
Lease term	20 years
Cancellation period	180 days
Term of real estate rights	99 years
Wireless Communication
Maximum time period to estimate above/below market lease value	10 years
Outdoor Advertising
Maximum time period to estimate above/below market lease value	20 years
Acquired Assets | Minimum
Discount rate used to estimate fair values	9.00%
Acquired Assets | Maximum
Discount rate used to estimate fair values	20.00%